Significant Accounting Policies (Schedule Of Estimated Useful Life Of Assets) (Details)	12 Months Ended
	Dec. 31, 2013 Motor Vehicles [Member]	Dec. 31, 2013 Maximum Buildings And Leasehold Improvements [Member]		Dec. 31, 2013 Maximum Instruments, Machinery And Equipment	Dec. 31, 2013 Maximum Office Furniture And Other	Dec. 31, 2013 Maximum Motor Vehicles [Member]	Dec. 31, 2013 Minimum Buildings And Leasehold Improvements [Member]		Dec. 31, 2013 Minimum Instruments, Machinery And Equipment	Dec. 31, 2013 Minimum Office Furniture And Other	Dec. 31, 2012 Minimum Motor Vehicles [Member]
Property, Plant and Equipment, Net [Line Items]
Percentage Of Depreciation Over Estimated Useful Life Of Assets	15.00%	20.00%	[1]	33.00%	33.00%	33.00%	2.00%	[1]	3.00%	4.00%	12.00%

[1]	Prepayments for operating leases and leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.